Cover	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2021
Entity File Number	333-99393
Entity Registrant Name	Brownie’s Marine Group, Inc.
Entity Central Index Key	0001166708
Entity Tax Identification Number	90-0226181
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	3001 NW 25 Avenue
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Pompano Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33069
City Area Code	(954)
Local Phone Number	462-5570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false